Accounts Receivable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Credit Loss [Abstract]
Bad debt expense	$ 1,083	$ 0	$ 0	$ 0